Balance sheet Location and Fair Value of Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	$ (90,405)	$ (98,896)
Guaranteed Minimum Death Benefit
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	9,084	(52,138)
Guaranteed Minimum Accumulation Benefit
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(2,498)	(14,527)
Market Value Liability Options
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(29,226)	(28,960)
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(67,765)	(3,271)
Derivative Assets
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	5,508	2,159
Account balances and future policy benefit reserves
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(22,640)	(95,625)
Derivative Liabilities
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	$ (73,273)	$ (5,430)